Annual Operating Expenses - FidelitySeriesValueDiscoveryFund-PRO - FidelitySeriesValueDiscoveryFund-PRO - Fidelity Series Value Discovery Fund - Fidelity Series Value Discovery Fund	Apr. 01, 2025
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none